3. Summary of Significant Accounting Policies	12 Months Ended
Jun. 30, 2020
Notes
3. Summary of Significant Accounting Policies

3.   Summary of Significant Accounting Policies

Foreign Currencies

The functional currency is the currency of the primary economic environment in which the entity operates. The functional currency determinations were conducted through an analysis of the consideration factors identified in IAS 21, the Effects of Changes in Foreign Exchange Rates ("IAS 21"). The Company's functional and presentation currency is the U.S. dollar.

Any transactions in currencies other than the functional currency have been translated to the U.S. dollar in accordance with IAS 21. Transactions in currencies other than the functional currency are recorded at the rates of exchange prevailing on dates of transactions. At the end of each reporting period, monetary assets and liabilities that are denominated in foreign currencies are translated at the rates prevailing at that date. Non-monetary assets and liabilities carried at fair value that are denominated in foreign currencies are translated at rates prevailing at the date when the fair value was determined. All gains and losses on translation of these foreign currency transactions are included in the statements of loss and comprehensive loss. Non-monetary items that are measured in terms of historical cost in a foreign currency are not retranslated.

Loss per Share

Basic loss per share is computed by dividing income available to common shareholders by the weighted average number of common shares outstanding during the period. The computation of diluted loss per share assumes the conversion, exercise or contingent issuance of securities only when such conversion, exercise or issuance would have a dilutive effect on earnings per share. The dilutive effect of convertible securities is reflected in diluted loss per share by application of the "if converted" method. The dilutive effect of outstanding options and warrants and their equivalents is reflected in diluted loss per share by application of the treasury stock method. In the years when the Company reports a loss, the effect would be anti-dilutive, and therefore, basic and diluted loss per share are the same.

Share-Based Payments

The Company grants stock options and warrants to buy common shares of the Company to directors, officers, employees, service providers, and other arm's length parties. Such equity settled share-based payment arrangements are entered into for a period and vesting periods determined at its sole discretion of the board of directors and at prices equal to or greater than the closing market price on the day preceding the date they were granted. An individual is classified as an employee when the individual is an employee for legal or tax purposes (direct employee) or provides services similar to those performed by a direct employee.

The fair value of these equity settled share-based payments is measured using the Black-Scholes option pricing model taking into account the terms and conditions upon which these instruments were granted. At each statement of financial position reporting date, the amount recognized as an expense is adjusted to reflect the actual number of instruments that are expected to vest.

Arrangements in which the Company receives good or services as consideration for its own equity instrument or stock options granted to non-employees, are accounted for as equity settled share-based payments transactions and measured at the fair value of goods and services received. If fair value of goods or services received cannot be estimated reliably, the transaction is measured at the fair value of the equity instruments granted at the date the Company receives the goods or services.

Unit Private Placements

The Company values warrants issued as part of a private placement unit by allocating the proceeds from the issuance of units between common shares and common share purchase warrants on a pro-rata basis based on relative fair values as follows:

•The fair value of common shares is based on the closing market price on the date the units are issued; and

•The fair value of the common share purchase warrants is determined using the Black-Scholes pricing model.

The fair value attributed to the warrants is recorded in the share-based payment reserve.

Financial Instruments

Measurement – Initial Recognition

Financial assets and liabilities are recognized when the Company becomes a party to the contractual provisions of the instrument. On initial recognition, all financial assets and liabilities are recorded at fair value, net of attributable transaction costs, except for financial assets and liabilities classified as Fair Value Through Profit or Loss ("FVTPL"). Transaction costs of financial assets and liabilities classified as at FVTPL are expensed in the period in which they are incurred. Subsequent measurement of financial assets and liabilities depends on the classifications of such assets and liabilities.

Classification of Financial Assets

Amortized cost

Financial assets that meet the following conditions are measured at amortized cost:

•The financial asset is held within a business model whose objective is to hold financial assets in order to collect contractual cash flows, and

•The contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

The amortized cost of a financial asset is the amount at which the financial asset is measured at initial recognition minus principal repayments plus the cumulative amortization, using the effective interest method applied to the difference between the initial amount and the maturity amount, adjusted for any allowance due to losses or gains. Interest income is recognized using the effective interest method. The Company's financial assets at amortized cost include its cash.

Fair value through other comprehensive income ("FVTOCI")

Financial assets that meet the following conditions are measured at FVTOCI.

•The financial asset is held within a business model whose objective is achieved by both collecting contractual cash flows and selling financial assets, and

•The contractual terms of the financial assets give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

The Company does not have any instruments classified as financial assets at FVTOCI.

Fair Value Through Profit or Loss ("FVTPL")

All other financial assets are measured at FVTPL. The Company, at initial recognition, may also irrevocably designate a financial asset as measured at FVTPL if doing so eliminates or significantly reduces a measurement or recognition inconsistency that would otherwise arise from measuring assets or liabilities or recognizing the gains and losses on them on different bases. Financial assets measured at FVTPL are measured at fair value at the end of each reporting period, with any fair value gains or losses recognized in profit or loss to the extent they are not part of a designated hedging relationship. The Company does not have any financial assets measured at fair value through profit or loss.

Impairment of financial assets at amortized cost:

The Company assesses all information available, including on a forward-looking basis, the expected credit losses associated with its assets carried at amortized cost. The impairment methodology applied depends on whether there has been a significant increase in credit risk. To assess whether there is a significant increase in credit risk, the Company compares the risk of a default occurring on the asset as the reporting date, with the risk of default as at the date of initial recognition, based on all information available, and reasonable and supportive forward-looking information.

Financial liabilities and equity

Debt and equity instruments are classified as either financial liabilities or equity in accordance with the substance of the contractual arrangements and the definition of a financial liability and an equity instrument.

An equity instrument is any contract that evidences a residual interest in the assets of the Company after deducting all of its liabilities. Equity instruments issued by the Company are recognized as proceeds received net of direct issue costs. Repurchase of the Company's own equity instruments is recognized and deducted directly from equity. No gain or loss is recognized, by the Company, in profit or loss on the purchase, sale, or the cancellation of its own equity instruments.

Classification of Financial Liabilities

Financial liabilities that are not contingent consideration of an acquirer in a business combination, held for trading, or designated as at FVTPL, are measured at amortized cost using the effective interest method. The Company's financial liabilities measured at amortized cost include accounts payable and accrued liabilities, promissory notes and loan from related parties.

Derecognition

A financial asset is derecognized when:

•The rights to receive cash flows from the asset have expired;

•The Company has transferred its rights to receive cash flows from the asset or has assumed an obligation to pay the received cash flows in full to a third party under a 'pass-through' arrangement;

•And either (a) the Company has transferred substantially all risks and rewards of the asset, or (b) the Company retains legal title but has contractually or otherwise transferred the associated economic risks and rewards.

A financial liability is derecognized when the obligation under the liability is discharged or cancelled or expires.

Compound Financial Instruments

Compound financial instruments issued by the Company comprise convertible debt that can be converted into fixed number of common shares of the Company. The liability component of the compound financial instrument is recognized initially at the fair value of a similar liability that does not have any equity conversion option. The equity component is recognized as the difference between the fair value of the compound financial instrument as a whole and the fair value of the liability component. Any directly attributable transaction costs are allocated to the liability and equity components in proportion to their initial carrying amounts. Should a compound financial instrument have more than one equity component, transaction costs are allocated to the equity components in proportion to their respective fair values.

Subsequent to initial recognition, the liability component of a compound financial instrument is measured at amortized cost using the effective interest method. The equity component of a compound financial instrument is not re-measured subsequent to initial recognition.

Income Taxes

Income tax expense consists of current and deferred tax expense. Income tax expense is recognized in the statements of comprehensive loss.

Current tax expense is the expected tax payable on the taxable income for the year, using tax rates enacted or substantively enacted at period end, adjusted for amendments to tax payable with regards to previous years.

Deferred taxes are recorded using the liability method. Under the liability method, deferred tax assets and liabilities are recognized for future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using the enacted or substantively enacted tax rates expected to apply when the asset is realized or the liability settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that substantive enactment occurs.

A deferred tax asset is recognized to the extent that it is probable that future taxable profits will be available against which the asset can be utilized. To the extent that the Company does not consider it probable that a deferred tax asset will be recovered, it provides a valuation allowance against the excess.

The following temporary differences do not result in deferred tax assets or liabilities:

•The initial recognition of assets or liabilities that do not affect accounting or taxable profit; and

•Goodwill.

Deferred tax assets and liabilities are offset when there is a legally enforceable right to offset when they relate to income taxes levied by the same taxation authority.